UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%       DRS Technologies, Inc., 6.875%, 11/01/13                              USD    2,100   $   2,084,250
                                 Hawker Beechcraft Acquisition Co. LLC, 8.50%, 4/01/15                          110          51,700
                                 Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)                     255         105,825
                                 L-3 Communications Holdings, Inc., 3%, 8/01/35 (b)                           1,920       1,773,600
                                                                                                                      -------------
                                                                                                                          4,015,375
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                  Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18                     156         116,964
                                 Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12                   461         313,347
                                                                                                                      -------------
                                                                                                                            430,311
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 2.0%           Allison Transmission, Inc., 11%, 11/01/15 (c)                                1,160         568,400
                                 Allison Transmission, Inc., 11.25%, 11/01/15 (a)(c)                          1,725         698,625
                                 The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                              2,150       1,569,500
                                 The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                             2,097       1,564,886
                                 Lear Corp., 8.75%, 12/01/16                                                  1,325         284,875
                                                                                                                      -------------
                                                                                                                          4,686,286
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%               Ford Capital BV, 9.50%, 6/01/10                                              1,095         394,200
                                 Ford Motor Co., 8.90%, 1/15/32                                               1,100         253,000
                                                                                                                      -------------
                                                                                                                            647,200
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%         Momentive Performance Materials, Inc., 11.50%, 12/01/16                      2,430         643,950
                                 Ply Gem Industries, Inc., 11.75%, 6/15/13                                    2,905       1,721,213
                                                                                                                      -------------
                                                                                                                          2,365,163
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%           E*Trade Financial Corp., 12.50%, 11/30/17 (c)                                2,380       1,558,900
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                 American Pacific Corp., 9%, 2/01/15                                          1,300       1,131,000
                                 Hexion U.S. Finance Corp., 6.649%, 11/15/14 (d)                              1,425         698,250
                                 Hexion U.S. Finance Corp., 9.75%, 11/15/14                                     325         169,000
                                 Innophos, Inc., 8.875%, 8/15/14                                              1,185       1,007,250
                                 Key Plastics LLC, 11.75%, 3/15/13 (c)(e)(f)                                    675          33,750
                                 MacDermid, Inc., 9.50%, 4/15/17 (c)                                          2,500       1,350,000
                                 Nalco Finance Holdings, Inc., 10.086%, 2/01/14 (g)                           1,077         850,830
                                 Terra Capital, Inc. Series B, 7%, 2/01/17                                      415         299,838
                                                                                                                      -------------
                                                                                                                          5,539,918
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &            Corrections Corp. of America, 7.50%, 5/01/11                                 4,425       4,203,750
Supplies - 5.0%                  DI Finance Series B, 9.50%, 2/15/13                                            406         345,100
                                 Sally Holdings LLC, 9.25%, 11/15/14                                            315         237,825
                                 Sally Holdings LLC, 10.50%, 11/15/16                                           885         513,300
                                 US Investigations Services, Inc., 10.50%, 11/01/15 (c)                       1,000         730,000
                                 Waste Services, Inc., 9.50%, 4/15/14                                         4,425       3,363,000
                                 West Corp., 9.50%, 10/15/14                                                  1,000         530,000
                                 West Corp., 11%, 10/15/16                                                    4,220       1,814,600
                                                                                                                      -------------
                                                                                                                         11,737,575
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -       Nortel Networks Ltd., 9.003%, 7/15/11 (d)                                    1,765         573,625
0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -     Dycom Industries, Inc., 8.125%, 10/15/15                                     2,625       1,798,125
0.8%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.9%    Nortek, Inc., 10%, 12/01/13                                           USD    5,160   $   3,612,000
                                 Texas Industries, Inc., 7.25%, 7/15/13                                       1,160         881,600
                                                                                                                      -------------
                                                                                                                          4,493,600
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.6%    Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)                            2,530       1,189,100
                                 Crown European Holdings SA, 6.25%, 9/01/11                            EUR    1,890       2,089,088
                                 Graphic Packaging International Corp., 8.50%, 8/15/11                 USD    1,825       1,496,500
                                 Graphic Packaging International Corp., 9.50%, 8/15/13                          945         652,050
                                 Impress Holdings BV, 7.878%, 9/15/13 (c)(d)                                    620         373,550
                                 Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13                         1,500       1,410,000
                                 Owens Brockway Glass Container, Inc., 6.75%, 12/01/14                 EUR      270         260,707
                                 Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)                    USD    2,020         929,200
                                 Pregis Corp., 12.375%, 10/15/13                                              1,765         970,750
                                 Rock-Tenn Co., 8.20%, 8/15/11                                                2,950       2,714,000
                                 Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                       3,520         932,800
                                                                                                                      -------------
                                                                                                                         13,017,745
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services    Service Corp. International, 7%, 6/15/17                                     4,425       3,186,000
- 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services   Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (c)                         770         639,100
- 3.5%                           FCE Bank Plc, 7.125%, 1/16/12                                         EUR    3,700       2,585,473
                                 FCE Bank Plc Series JD, 6.142%, 9/30/09 (d)                                    400         370,987
                                 Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (d)                        USD      310         136,400
                                 Ford Motor Credit Co. LLC, 7.80%, 6/01/12                                      300         129,393
                                 GMAC LLC, 7.25%, 3/02/11                                                       900         367,533
                                 GMAC LLC, 4.403%, 12/01/14 (d)                                               2,350         705,000
                                 GMAC LLC, 6.75%, 12/01/14                                                    3,770       1,224,975
                                 GMAC LLC, 8%, 11/01/31                                                       1,060         278,771
                                 Leucadia National Corp., 8.125%, 9/15/15                                     2,000       1,735,000
                                                                                                                      -------------
                                                                                                                          8,172,632
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    Broadview Networks Holdings, Inc., 11.375%, 9/01/12                          1,530       1,086,300
Services - 5.5%                  Cincinnati Bell, Inc., 7.25%, 7/15/13                                          385         315,700
                                 Qwest Communications International, Inc., 7.50%, 2/15/14                     2,990       1,943,500
                                 Qwest Communications International, Inc., Series B, 7.50%, 2/15/14           2,715       1,764,750
                                 Qwest Corp., 5.246%, 6/15/13 (d)                                             2,150       1,505,000
                                 Qwest Corp., 7.625%, 6/15/15                                                   850         641,750
                                 Verizon Communications, Inc., 8.75%, 11/01/18                                2,025       2,025,518
                                 Windstream Corp., 8.125%, 8/01/13                                            4,400       3,630,000
                                                                                                                      -------------
                                                                                                                         12,912,518
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%        Edison Mission Energy, 7.50%, 6/15/13                                        2,750       2,241,250
                                 NSG Holdings LLC, 7.75%, 12/15/25 (c)                                        1,530       1,193,400
                                 Tenaska Alabama Partners LP, 7%, 6/30/21 (c)                                 2,871       2,191,302
                                                                                                                      -------------
                                                                                                                          5,625,952
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%      Coleman Cable, Inc., 9.875%, 10/01/12                                        1,525         983,625
                                 UCAR Finance, Inc., 10.25%, 2/15/12                                             92          84,180
                                                                                                                      -------------
                                                                                                                          1,067,805
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &           Sanmina-SCI Corp., 6.75%, 3/01/13                                     USD      255   $     127,500
Instruments - 0.4%               Sanmina-SCI Corp., 8.125%, 3/01/16                                           1,705         767,250
                                                                                                                      -------------
                                                                                                                            894,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &               Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15                      305         198,250
Services - 0.6%                  Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17                      470         288,462
                                 North American Energy Partners, Inc., 8.75%, 12/01/11                        1,060         795,000
                                                                                                                      -------------
                                                                                                                          1,281,712
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing         AmeriQual Group LLC, 9.50%, 4/01/12 (c)                                      1,225         759,500
- 0.6%                           Rite Aid Corp., 7.50%, 3/01/17                                               1,020         581,400
                                                                                                                      -------------
                                                                                                                          1,340,900
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%             Del Monte Corp., 8.625%, 12/15/12                                            2,423       2,192,815
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &          Biomet, Inc., 10.375%, 10/15/17 (a)                                            400         316,000
Supplies - 3.1%                  Biomet, Inc., 11.625%, 10/15/17                                                400         300,000
                                 Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)                          1,500         495,000
                                 DJO Finance LLC, 10.875%, 11/15/14                                           7,500       5,475,000
                                 Hologic, Inc., 2%, 12/15/37 (b)(h)                                           1,285         727,631
                                                                                                                      -------------
                                                                                                                          7,313,631
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          Community Health Systems, Inc., 8.875%, 7/15/15                                660         529,650
Services - 3.5%                  HCA, Inc., 9.25%, 11/15/16                                                     295         239,688
                                 Tenet Healthcare Corp., 6.375%, 12/01/11                                       515         391,400
                                 Tenet Healthcare Corp., 6.50%, 6/01/12                                       6,525       4,763,250
                                 Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                            2,690       2,152,000
                                                                                                                      -------------
                                                                                                                          8,075,988
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure    American Real Estate Partners LP, 7.125%, 2/15/13                            4,430       2,669,075
- 7.0%                           Caesars Entertainment, Inc., 7.875%, 3/15/10                                 2,075       1,079,000
                                 Galaxy Entertainment Finance Co. Ltd., 7.323%, 12/15/10 (c)(d)                 425         161,500
                                 Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (c)                    850         314,500
                                 Gaylord Entertainment Co., 8%, 11/15/13                                        945         561,094
                                 Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)                              2,970       2,049,300
                                 Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)                            832         170,560
                                 Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(c)                         4,810         429,828
                                 Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10                      2,450         808,500
                                 Landry's Restaurants, Inc., 9.50%, 12/15/14                                    355         321,275
                                 Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (c)              1,855       1,215,025
                                 MGM Mirage, 6%, 10/01/09                                                       565         457,650
                                 Penn National Gaming, Inc., 6.875%, 12/01/11                                 2,950       2,655,000
                                 San Pasqual Casino, 8%, 9/15/13 (c)                                          1,525       1,128,500
                                 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (c)                   490         220,500
                                 Station Casinos, Inc., 7.75%, 8/15/16                                        2,050         625,250
                                 Travelport LLC, 6.828%, 9/01/14 (d)                                            210          50,400

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)        USD      475   $      16,625
                                 Virgin River Casino Corp., 9%, 1/15/12                                       1,435         430,500
                                 Wynn Las Vegas LLC, 6.625%, 12/01/14                                         1,185         838,388
                                                                                                                      -------------
                                                                                                                         16,202,470
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%        American Greetings Corp., 7.375%, 6/01/16                                    1,525       1,212,375
                                 Jarden Corp., 7.50%, 5/01/17                                                 1,490         968,500
                                                                                                                      -------------
                                                                                                                          2,180,875
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%               Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)                             570         403,275
                                 First Data Corp., 9.875%, 9/24/15                                            1,440         828,000
                                 SunGard Data Systems, Inc., 9.125%, 8/15/13                                  3,550       2,751,250
                                 SunGard Data Systems, Inc., 10.625%, 5/15/15 (c)                             1,600       1,232,000
                                                                                                                      -------------
                                                                                                                          5,214,525
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &    The AES Corp., 8.75%, 5/15/13 (c)                                            1,210       1,064,800
Energy Traders - 3.5%            Energy Future Holding Corp., 11.25%, 11/01/17 (a)(c)                         5,200       2,769,000
                                 NRG Energy, Inc., 7.25%, 2/01/14                                             2,325       1,894,875
                                 NRG Energy, Inc., 7.375%, 2/01/16                                            1,970       1,600,625
                                 Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)(c)         1,500         810,000
                                                                                                                      -------------
                                                                                                                          8,139,300
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates         Sequa Corp., 11.75%, 12/01/15 (c)                                            3,750       1,650,000
- 1.6%                           Sequa Corp., 13.50%, 12/01/15 (a)(c)                                         4,910       2,093,020
                                                                                                                      -------------
                                                                                                                          3,743,020
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                 Alliant Holdings I, Inc., 11%, 5/01/15 (c)                                   2,500       1,781,250
                                 USI Holdings Corp., 6.024%, 11/15/14 (c)(d)                                  1,000         411,250
                                                                                                                      -------------
                                                                                                                          2,192,500
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.8%                 AGY Holding Corp., 11%, 11/15/14                                             1,890       1,134,000
                                 Accuride Corp., 8.50%, 2/01/15                                                 820         295,200
                                 RBS Global, Inc., 8.875%, 9/01/16                                              725         449,500
                                                                                                                      -------------
                                                                                                                          1,878,700
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.8%                    Horizon Lines, Inc., 4.25%, 8/15/12 (b)                                        900         460,125
                                 Navios Maritime Holdings, Inc., 9.50%, 12/15/14                                691         414,600
                                 Teekay Shipping Corp., 8.875%, 7/15/11                                       3,750       3,215,625
                                                                                                                      -------------
                                                                                                                          4,090,350
-----------------------------------------------------------------------------------------------------------------------------------
Media - 13.2%                    Affinion Group, Inc., 10.125%, 10/15/13                                      2,065       1,414,525
                                 Allbritton Communications Co., 7.75%, 12/15/12                               2,650       1,537,000
                                 Barrington Broadcasting Group LLC, 10.50%, 8/15/14                           1,705         660,688
                                 CMP Susquehanna Corp., 9.875%, 5/15/14                                       2,950         523,625
                                 CSC Holdings, Inc. Series B, 7.625%, 4/01/11                                 3,400       3,009,000
                                 Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)                        100          97,750
                                 Cablevision Systems Corp. Series B, 8%, 4/15/12                                700         574,000
                                 Charter Communications Holdings II, LLC, 10.25%, 9/15/10                     5,420       2,750,650
                                 DirecTV Holdings LLC, 7.625%, 5/15/16                                        2,175       1,854,187
                                 EchoStar DBS Corp., 7%, 10/01/13                                               140         105,000
                                 Harland Clarke Holdings Corp., 6.899%, 5/15/15 (d)                             510         209,100
                                 Harland Clarke Holdings Corp., 9.50%, 5/15/15                                  620         272,800

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Intelsat Corp., 9.25%, 6/15/16 (c)                                    USD      370   $     308,950
                                 Liberty Media Corp., 3.125%, 3/30/23 (b)                                     1,616       1,052,420
                                 Local Insight Regatta Holdings, Inc., 11%, 12/01/17                          1,052         494,440
                                 Mediacom LLC, 9.50%, 1/15/13                                                 3,675       3,013,500
                                 Network Communications, Inc., 10.75%, 12/01/13                                  35          11,550
                                 Nielsen Finance LLC, 10%, 8/01/14                                            5,475       3,942,000
                                 R.H. Donnelley Corp., 11.75%, 5/15/15 (c)                                      137          36,305
                                 Rainbow National Services LLC, 10.375%, 9/01/14 (c)                          2,432       2,103,680
                                 Salem Communications Corp., 7.75%, 12/15/10                                  3,825       2,371,500
                                 TL Acquisitions, Inc., 10.50%, 1/15/15 (c)                                   6,900       3,726,000
                                 Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)                                   1,770         736,763
                                                                                                                      -------------
                                                                                                                         30,805,433
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.6%           Aleris International, Inc., 9%, 12/15/14 (a)                                 1,495          89,700
                                 Aleris International, Inc., 10%, 12/15/16                                    1,300         136,500
                                 FMG Finance Property Ltd., 10%, 9/01/13 (c)                                    790         442,400
                                 FMG Finance Property Ltd., 10.625%, 9/01/16 (c)                              1,910       1,079,150
                                 Foundation PA Coal Co., 7.25%, 8/01/14                                       2,925       2,215,687
                                 Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)                    2,445       1,467,000
                                 Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                        1,530       1,086,300
                                 Newmont Mining Corp., 1.625%, 7/15/17 (b)                                      875         755,781
                                 Novelis, Inc., 7.25%, 2/15/15                                                2,975       1,725,500
                                 Ryerson, Inc., 10.568%, 11/01/14 (c)(d)                                        600         396,000
                                 Ryerson, Inc., 12%, 11/01/15 (c)                                               400         248,000
                                 Steel Dynamics, Inc., 7.375%, 11/01/12                                         770         569,800
                                 Vedanta Resources Plc, 9.50%, 7/18/18 (c)                                      950         484,500
                                                                                                                      -------------
                                                                                                                         10,696,318
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%          Neiman Marcus Group, Inc., 9%, 10/15/15 (a)                                    590         250,750
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)                              1,880       1,184,400
Fuels - 7.9%                     Berry Petroleum Co., 8.25%, 11/01/16                                           750         472,500
                                 Chaparral Energy, Inc., 8.50%, 12/01/15                                        930         344,100
                                 Chesapeake Energy Corp., 7.25%, 12/15/18                                     3,565       2,495,500
                                 Chesapeake Energy Corp., 2.25%, 12/15/38 (b)                                 1,200         570,000
                                 Compton Petroleum Finance Corp., 7.625%, 12/01/13                            2,390         979,900
                                 Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)                             1,965       1,021,800
                                 EXCO Resources, Inc., 7.25%, 1/15/11                                         4,150       3,195,500
                                 Encore Acquisition Co., 6.25%, 4/15/14                                       3,000       2,070,000
                                 Forest Oil Corp., 7.25%, 6/15/19 (c)                                         3,370       2,308,450
                                 OPTI Canada, Inc., 8.25%, 12/15/14                                           2,530         986,700
                                 PetroHawk Energy Corp., 7.875%, 6/01/15 (c)                                    975         687,375
                                 Sabine Pass LNG LP, 7.50%, 11/30/16                                            555         382,950
                                 SandRidge Energy, Inc., 8.625%, 4/01/15 (a)                                  1,100         695,750
                                 SandRidge Energy, Inc., 8%, 6/01/18 (c)                                      1,475         944,000
                                                                                                                      -------------
                                                                                                                         18,338,925
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.2%   Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (d)                              1,205         180,750
                                 Abitibi-Consolidated, Inc., 8.85%, 8/01/30                                     290          52,200

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)                           USD    1,533   $   1,027,413
                                 Bowater, Inc., 4.996%, 3/15/10 (d)                                           4,075       1,344,750
                                 Domtar Corp., 7.125%, 8/15/15                                                4,000       2,720,000
                                 NewPage Corp., 10%, 5/01/12                                                  4,120       2,224,800
                                 Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                            1,315         742,975
                                 Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (d)                         420         226,800
                                 Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                           2,710       1,300,800
                                                                                                                      -------------
                                                                                                                          9,820,488
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%         Chattem, Inc., 7%, 3/01/14                                                   1,885       1,639,950
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%           Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (d)                        2,105       1,199,850
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts    FelCor Lodging LP, 8.50%, 6/01/11                                              190         131,575
(REITs) - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &         Forest City Enterprises, Inc., 7.625%, 6/01/15                               4,400       2,200,000
Development - 1.4%               Realogy Corp., 10.50%, 4/15/14                                               2,865         501,375
                                 Realogy Corp., 12.375%, 4/15/15                                              3,254         520,640
                                                                                                                      -------------
                                                                                                                          3,222,015
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                 Spansion, Inc., 5.328%, 6/01/13 (c)(d)                                       1,800         378,000
Semiconductor Equipment -
0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                  BMS Holdings, Inc., 10.595%, 2/15/12 (a)(c)(d)                                 582         221,040
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.8%          Asbury Automotive Group, Inc., 7.625%, 3/15/17                                 520         208,000
                                 AutoNation, Inc., 6.753%, 4/15/13 (d)                                        1,340         850,900
                                 AutoNation, Inc., 7%, 4/15/14                                                1,200         780,000
                                 Buffets, Inc., 12.50%, 11/01/14 (e)(f)                                         970           2,425
                                 General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(d)                      2,610       1,487,700
                                 General Nutrition Centers, Inc., 10.75%, 3/15/15                             2,100       1,207,500
                                 Group 1 Automotive, Inc., 2.25%, 6/15/36 (b)(h)                              1,570         680,988
                                 Michaels Stores, Inc., 10%, 11/01/14                                         1,240         390,600
                                 Michaels Stores, Inc., 11.375%, 11/01/16                                     1,235         271,700
                                 United Auto Group, Inc., 7.75%, 12/15/16                                     1,675         611,375
                                                                                                                      -------------
                                                                                                                          6,491,188
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury       Levi Strauss & Co., 8.875%, 4/01/16                                          2,925       1,638,000
Goods - 1.1%                     Quiksilver, Inc., 6.875%, 4/15/15                                            2,600         962,000
                                                                                                                      -------------
                                                                                                                          2,600,000
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -     Residential Capital LLC, 8.50%, 5/15/10 (c)                                  1,195         346,550
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13                      2,400       2,367,000
Services - 8.9%                  Centennial Communications Corp., 9.633%, 1/01/13 (d)                         2,030       1,898,050
                                 Cricket Communications, Inc., 9.375%, 11/01/14                               1,850       1,468,437
                                 Cricket Communications, Inc., 10%, 7/15/15 (c)                               1,320       1,075,800
                                 Digicel Group Ltd., 8.875%, 1/15/15 (c)                                      2,020       1,040,300
                                 Digicel Group Ltd., 9.125%, 1/15/15 (a)(c)                                   2,987       1,508,435
                                 FiberTower Corp., 9%, 11/15/12 (b)                                           1,000         301,250
                                 iPCS, Inc., 5.318%, 5/01/13 (d)                                              1,200         840,000
                                 MetroPCS Wireless, Inc., 9.25%, 11/01/14                                     4,505       3,694,100
                                 Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)                       3,550       2,573,750

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Corporate Bonds                                                           (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Orascom Telecom Finance SCA, 7.875%, 2/08/14 (c)                      USD      365   $     200,750
                                 Sprint Capital Corp., 7.625%, 1/30/11                                        4,285       3,085,200
                                 Verizon Wireless Capital LLC, 8.50%, 11/15/18 (c)                              590         595,302
                                                                                                                      -------------
                                                                                                                         20,648,374
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Corporate Bonds - 108.8%                                                         253,360,722
-----------------------------------------------------------------------------------------------------------------------------------

                                 Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%           Allison Transmission, Inc. Term Loan,
                                 5.22% - 6.25%, 8/07/14                                                       2,136       1,272,585
                                 Dana Corp. Term Advance, 6.75% - 8.27%, 1/31/15                              2,904       1,722,919
                                 Delphi Automotive Systems Delay Draw Term Loan, 8.50%, 12/31/08                126          31,133
                                 Delphi Automotive Systems Term Loan, 8.50%, 12/31/08                         1,654         407,934
                                                                                                                      -------------
                                                                                                                          3,434,571
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%               Ford Motor Co. Term Loan B, 4.43%, 12/15/13 (i)                              1,495         598,023
                                 General Motors Corp. Secured Term Loan B,                                    1,194         459,661
                                 5.795%, 11/29/13 (i)                                                                 -------------
                                                                                                                          1,057,684
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.8%         Building Material Corp. of America Term Loan Advance,
                                 6.625% - 6.50%, 2/22/14                                                        746         459,879
                                 CPG International, I Inc. Term Loan B, 7.20%, 2/28/11                        4,588       4,496,673
                                 Masonite International Canadian Term Loan, 4.63% - 6%, 4/6/2013              1,432         829,153
                                 Masonite International U.S. Term Loan, 4.63% - 5.50%, 4/06/13                1,436         831,669
                                                                                                                      -------------
                                                                                                                          6,617,374
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%           Marsico Parent Co., LLC Term Loan,
                                 4.438% - 7.75%, 11/14/14                                                       993         660,012
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                 PQ Corp. First Lien Term Loan, 6.72% - 7.02%, 5/29/16                          997         617,203
                                 PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15                               5,500       2,612,500
                                 Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (e)(f)(i)               4,650         697,500
                                                                                                                      -------------
                                                                                                                          3,927,203
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%    Berry Plastics Corp. Loan,
                                 9.791% - 11.334%, 6/15/14 (a)(i)                                             1,421         426,208
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    Wind Telecomunicazione SpA Euro Facility Second Lien,
Services - 2.0%                  6.25% - 11.473%, 12/17/14                                             EUR    4,420       4,682,025
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          Community Health Systems, Inc. Term Loan
Services - 1.4%                  4.446% - 5.75%, 7/25/14                                               USD    2,378       1,741,780
                                 Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11 (a)                       2,492       1,619,593
                                                                                                                      -------------
                                                                                                                          3,361,373
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure    Travelport, Inc. Term Loan, 8.936% - 9.793%, 3/22/12 (a)                     4,303       1,118,699
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &    Calpine Corp. First Priority Term Loan, 6.645%, 3/29/14                        997         697,885
Energy Traders - 2.5%            TXU Corp. Initial Tranche Term Loan B-1,
                                 6.301% - 7.64%, 10/10/14                                                       328         222,087


BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
Industry                         Floating Rate Loan Interests                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 TXU Corp. Initial Tranche Term Loan B-2, 6.169% - 7.64%, 10/10/14     USD    1,890   $   1,277,372
                                 TXU Corp. Initial Tranche Term Loan B-3, 5.268% - 6.169%, 10/10/14           5,445       3,674,014
                                                                                                                      -------------
                                                                                                                          5,871,358
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                 Navistar International Transportation Corp. Revolving Credit,
                                 4.686% - 9.153%, 1/19/12                                                       795         429,300
                                 Navistar International Transportation Corp. Term Loan,
                                 4.686%, 1/19/12                                                              2,185       1,179,900
                                 Rexnord Corp. Loan, 9.81%, 3/01/13 (a)                                         619         482,504
                                                                                                                      -------------
                                                                                                                          2,091,704
-----------------------------------------------------------------------------------------------------------------------------------
Media - 6.0%                     Affinion Group, Inc. Loan, 9.368%, 3/01/12                                     650         260,000
                                 Catalina Marketing Group Senior Unsecured Interim Loan,
                                 7.533%, 10/09/17 (i)                                                         4,000       3,420,000
                                 Cengage Learning Acquisitions (Thomson Learning)
                                 Tranche 1 Incremental Term Loan, 7.50%, 7/05/14                              2,494       2,094,750
                                 Education Media and Publishing Mezzanine, 11.934% -
                                 13.016%, 11/14/14                                                            8,894       5,336,410
                                 Education Media and Publishing Tranche A Term Loan,
                                 6.488%, 11/14/14                                                             3,735       2,352,954
                                 New Vision Television Second Lien, 9.32%,
                                 10/26/14                                                                     1,750         525,000
                                                                                                                      -------------
                                                                                                                         13,989,114
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%          Dollar General Term Loan B1, 4.173% - 6.17%, 7/03/14                           950         729,363
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -    Turbo Beta Term, 14.50%, 3/15/18 (i)                                         3,332       3,265,747
1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.9%   Georgia-Pacific LLC First Lien Term Loan B,
                                 4.567% - 5.512%, 12/22/12                                                      500         383,611
                                 NewPage Corp. Term Loan, 7%, 12/22/14                                          496         364,123
                                 Verso Paper Holdings LLC  Loan B, 9.033%, 2/01/13                            1,705       1,298,368
                                                                                                                      -------------
                                                                                                                          2,046,102
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &         Realogy Corp. Letter of Credit, 2.309%, 9/22/14                                190         108,656
Development - 0.2%               Realogy Corp. Term Loan B, 5.706%, 9/22/14                                     600         343,125
                                                                                                                      -------------
                                                                                                                            451,781
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Floating Rate Loan Interests - 23.1%                                              53,730,318
-----------------------------------------------------------------------------------------------------------------------------------

                                 Common Stocks                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%           E*Trade Financial Corp. (e)                                                108,426         146,375
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment         Loral Space & Communications Ltd. (e)                                      123,724       1,045,468
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%      Medis Technologies Ltd. (e)                                                109,685          73,489
                                 SunPower Corp. Class B (e)                                                     573          14,909
                                                                                                                      -------------
                                                                                                                             88,398
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels      EXCO Resources, Inc.                                                        96,449         739,764
- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%   Ainsworth Lumber Co. Ltd.                                                  186,000         196,468
                                 Ainsworth Lumber Co. Ltd. (c)                                              208,741         220,312
                                 Western Forest Products, Inc. (e)                                           74,889          29,588


BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Western Forest Products, Inc. Restricted Shares (e)                         74,936   $      29,607
                                                                                                                      -------------
                                                                                                                            475,975
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       American Tower Corp. Class A (e)                                            19,024         518,214
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Common Stocks - 1.3%                                                               3,014,194
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Par
                                 Capital Trusts                                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services   Citigroup, Inc. Series E, 8.40% (d)(j)                                USD    4,645       2,742,640
- 1.9%                           JPMorgan Chase & Co., 7.90% (d)(j)                                           2,140       1,675,278
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Capital Trusts - 1.9%                                                              4,417,918
-----------------------------------------------------------------------------------------------------------------------------------

                                 Warrants (k)                                                                Shares
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          HealthSouth Corp. (expires 1/16/14)                                         52,465               1
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%   MDP Acquisitions Plc (expires 10/01/13)                                      1,100          13,203
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Warrants - 0.0%                                                                       13,204
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                 Other Interests (l)                                                        (000)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                     Adelphia Escrow (i)                                                   USD    1,250             125
                                 Adelphia Recovery Trust (i)                                                  1,568           6,271
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Other Interests  - 0.0%                                                                6,396
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Long-Term Investments
                                 (Cost - $505,795,951) - 135.1%                                                         314,542,752
-----------------------------------------------------------------------------------------------------------------------------------

                                 Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (m)(n)              1,673       1,673,199
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities
                                 (Cost - $1,673,199) - 0.7%                                                               1,673,199
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $507,469,150*) - 135.8%                                      316,215,951

                                 Liabilities in Excess of Other Assets  - (35.8)%                                       (83,450,960)
                                                                                                                      -------------
                                 Net Assets - 100.0%                                                                  $ 232,764,991
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 508,297,623
                                                                  =============
      Gross unrealized appreciation                               $     483,197
      Gross unrealized depreciation                                (192,564,869)
                                                                  -------------
      Net unrealized depreciation                                 $(192,081,672)
                                                                  =============

(a) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b)   Convertible security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)   Variable rate security. Rate shown is as of report date.
(e)   Non-income producing security.
(f)   Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h)   Represents a step bond. Rate shown is as of report date.
(i)   Security is fair valued.

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(j)   Security is perpetual in nature and has no stated maturity date.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(m)   Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                       Net Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                          $ (4,674,242)      $ 13,596
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

o Foreign currency exchange contracts as of November 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
          Currency              Currency          Settlement       Appreciation
         Purchased                Sold               Date         (Depreciation)
      --------------------------------------------------------------------------
      USD    346,211        CAD     410,000        1/21/09           $ 15,441
      USD  5,729,048        EUR   4,537,500       12/10/08            (34,340)
      USD  4,426,038        EUR   3,466,000        1/21/09             24,478
      USD    329,328        EUR     263,000        1/21/09             (4,663)
      --------------------------------------------------------------------------
      Total                                                          $    916
                                                                     ========

o Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                         Notional
                       Pay Fixed                                             Credit       Amount        Unrealized
      Issuer             Rate        Counterparty         Expiration       Rating (1)    (000)(2)      Depreciation
      -------------------------------------------------------------------------------------------------------------
      Ford Motor Co.     3.80%     UBS Warburg            March 2010          CCC        USD 1,480     $  (954,379)
      Ford Motor Co.     5.00%     The Goldman Sachs
                                   Group, Inc.            June 2010           CCC        USD 5,920      (3,851,280)
      -------------------------------------------------------------------------------------------------------------
      Total                                                                                            $(4,805,659)
                                                                                                       ===========

(1) Using the higher of Standard and Poor's or Moody's Investors Service ratings.
(2) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

o     Currency Abbreviations:

      CAD       Canadian Dollar
      EUR       Euro
      USD       U.S. Dollar

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

o Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                              Investments in      Other Financial
       Inputs                                  Securities          Instruments*
      --------------------------------------------------------------------------
      Level 1                                 $  2,793,883                  --
      Level 2                                  286,974,885        $ (4,804,743)
      Level 3                                   26,447,183                  --
      --------------------------------------------------------------------------
      Total                                   $316,215,951        $ (4,804,743)
                                              ==================================

* Other financial instruments are foreign currency exchange contracts and swaps.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

      --------------------------------------------------------------------------
                                                                    Investments
                                                                   in Securities
      --------------------------------------------------------------------------
      Balance, as of September 1, 2008                              $ 6,988,493
      Accrued discounts/premiums                                         29,023
      Realized gain (loss)                                                1,045
      Change in unrealized depreciation                              (9,124,777)
      Net purchases (sales)                                           3,966,961
      Net transfers in/out of Level 3                                24,586,438
                                                                   ------------
      Balance, as of November 30, 2008                             $ 26,447,183
                                                                   ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 20, 2009